Annual Fund Operating Expenses - Xtrackers USD High Yield Corporate Bond ETF - Xtrackers USD High Yield Corporate Bond ETF	Dec. 18, 2020
Operating Expenses:
Management fee	0.20%
Other Expenses	none
Total annual fund operating expenses	0.20%
Fee waiver/expense reimbursement	0.05%
Total annual fund operating expenses after fee waiver	0.15%